Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Sales Allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful accounts, Balance at beginning of period	$ (7,179)	$ (4,347)	$ (2,540)
Allowance for doubtful accounts, Charged to costs and expenses	(39,171)	(29,400)	(17,916)
Allowance for doubtful accounts, Deductions/ Write-offs	37,085	26,568	16,109
Allowance for doubtful accounts, Balance at end of period	(9,265)	(7,179)	(4,347)
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful accounts, Balance at beginning of period	(279)	(450)	(244)
Allowance for doubtful accounts, Charged to costs and expenses	(249)	(314)	(319)
Allowance for doubtful accounts, Deductions/ Write-offs	175	485	113
Allowance for doubtful accounts, Balance at end of period	(353)	(279)	(450)
Valuation Allowance on Deferred Income Taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful accounts, Balance at beginning of period	(64,767)	(49,933)	(32,280)
Allowance for doubtful accounts, Charged to costs and expenses	(78,855)	(28,362)	(31,961)
Allowance for doubtful accounts, Deductions/ Write-offs	141,779	13,528	14,308
Allowance for doubtful accounts, Balance at end of period	$ (1,843)	$ (64,767)	$ (49,933)